Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Premises and equipment, net
Premises and equipment, net, at the dates indicated are summarized as follows:

	December 31,
(Dollars in thousands)	2022	2021
Land	$6,179	$6,179
Buildings and Improvements	28,592	25,911
Furniture and Equipment	13,848	12,943
Construction in Progress	3,045	2,297
Total Premises and Equipment	51,664	47,330
Less: Accumulated Depreciation	(23,704)	(22,093)
Total Premises and Equipment, Net	$27,960	$25,237